Employee Benefit Plans (Changes in Benefit Obligation and Plan Assets and the Funded Status) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined benefit pension plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")
Benefit Obligation, Beginning Balance	$ 2,822	$ 2,650
Service cost	46	47
Plan participant contributions	7	8
Interest cost	84	102
Benefits Paid	(135)	(130)
Actuarial (gains) losses	189	231
Settlement, curtailments	(229)	(20)
Foreign currency translation adjustment	(25)	(66)
Benefit Obligation, Ending Balance	2,759	2,822
Change in plan assets
Plan Assets, Beginning Balance	2,593	2,300
Employer contributions	41	52
Plan participant contributions	7	8
Benefits paid	(135)	(130)
Actual return on assets, net of expenses	310	424
Settlements and curtailments	(191)	(7)
Foreign currency translation adjustment	(20)	(54)
Plan Assets, Ending Balance	2,605	2,593
Funded Status
Funded status, end of year	(154)	(229)
Non-pension Benefit Plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")
Benefit Obligation, Beginning Balance	353	350
Service cost	5	4
Plan participant contributions	5	5
Interest cost	10	14
Benefits Paid	(27)	(23)
Actuarial (gains) losses	52	19
Settlement, curtailments	(52)	0
Foreign currency translation adjustment	(7)	(16)
Benefit Obligation, Ending Balance	339	353
Change in plan assets
Plan Assets, Beginning Balance	56	49
Employer contributions	21	19
Plan participant contributions	5	5
Benefits paid	(27)	(23)
Actual return on assets, net of expenses	5	7
Settlements and curtailments	(7)	0
Foreign currency translation adjustment	(1)	(1)
Plan Assets, Ending Balance	52	56
Funded Status
Funded status, end of year	$ (287)	$ (297)